Debentures (Details Narrtive)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Debenture principal amounts due date	Dec. 08, 2022
Extended maturity date	Jul. 02, 2022
Minimum [member]
Statement Line Items [Line Items]
Debentures, monthly interest rate	10.00%	10.00%	12.00%
Maximum [member]
Statement Line Items [Line Items]
Debentures, monthly interest rate	18.00%	18.00%	18.20%